Acquisition (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pro forma information
Revenue	$ 30,775	$ 40,120
Net income (loss)	$ 2,169	$ (16,653)
Basic income (loss) per share	$ 0.15	$ (1.13)
Diluted income (loss) per share	$ 0.14	$ (1.13)